Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	£ (128)	£ (223)
Income statement (charge)/credit	(32)
Credited/(charged) to other comprehensive income	72	95
Ending Balance	(88)	(128)
Fair Value of Financial Instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(31)	(76)
Income statement (charge)/credit	(10)	44
Credited/(charged) to other comprehensive income		1
Ending Balance	(41)	(31)
Pension Remeasurement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(35)	(115)
Income statement (charge)/credit	(32)	(53)
Credited/(charged) to other comprehensive income	26	133
Ending Balance	(41)	(35)
Cash Flow Hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(50)	(27)
Credited/(charged) to other comprehensive income	53	(23)
Ending Balance	3	(50)
Available-for-Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(27)	(11)
Transfers/reclassifications	7
Credited/(charged) to other comprehensive income	(6)	(16)
Ending Balance	(26)	(27)
Tax Losses Carried Forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	5	8
Income statement (charge)/credit	20	(3)
Ending Balance	25	5
Accelerated Tax Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(5)	3
Income statement (charge)/credit	1	(8)
Ending Balance	(4)	(5)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	15	(5)
Income statement (charge)/credit	(11)	20
Transfers/reclassifications	(7)
Credited/(charged) to other comprehensive income	(1)
Ending Balance	£ (4)	£ 15